Sky Growth Merger (Sources and Uses of Funds for Merger) (Details) (Sky Growth Merger [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
Sep. 28, 2012
Sky Growth Merger [Member]
Sources:
Senior secured term loan	$ 1,055,000
7.375% Senior notes	490,000
Sponsor equity contribution	690,000
Company cash on hand	144,791
Total source of funds	2,379,791
Uses:
Cash purchase of equity	1,908,725
Prior debt and accrued interest	337,704
Total purchase price	2,246,429
Transaction costs	133,362
Total use of funds	$ 2,379,791